Annual Operating Expenses - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund - Class K	Sep. 08, 2023
Operating Expenses:
Management fee	0.31%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.31%	[1]

[1]	AAdjusted to reflect current fees.